Climate Change (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Interest rate	80.00%
Percentage shares of oil	30.00%
Percentage shares of oil decrease	20.00%
Brent price	$ 80
Recognition of cost	26,203
Nominal amount	$ 51,953
Weighted average carrying years	14 years
Carrying amount of assets	$ 90,452
Total assets percentage	92.00%
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	$ 3,457
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	9,220
APS [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	438
Foreign exchange losses	10
NZE [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	11,224
Foreign exchange losses	$ 61
Paln 2050 [Member]
IfrsStatementLineItems [Line Items]
Interest rate	48.00%
Brent price	$ 65
One Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	1,096
Three Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	3,553
Five Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	$ 5,913